UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-09032
RidgeWorth Variable Trust

(Exact name of registrant as specified in charter)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road Columbus, Ohio	43219
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road Columbus, Ohio	43219
(Name and address of agent for service)
Registrant’s telephone number, including area code: 614-470-8000
Date of fiscal year end: 12/31
Date of reporting period: 06/30/08

Item 1. Reports to Stockholders.
2008 Semi - Annual Report
RidgeWorth Variable Trust
June 30, 2008
As of May 1, 2008, the STI Classic Variable Trust became RidgeWorth Variable Trust.
Effective March 31, 2008, Trusco Capital Management, Inc. became RidgeWorth Capital Management, Inc. RidgeWorth Investments is the trade name of RidgeWorth Capital Management, Inc.

TABLE OF CONTENTS
RIDGEWORTH VARIABLE TRUST June 30, 2008

Letter to Shareholders	1

Industry Allocation	3

Schedules of Portfolio Investments	4

Statements of Assets and Liabilities	15

Statements of Operations	16

Statements of Changes in Net Assets	17

Financial Highlights	19

Notes to Financial Statements	21

Trustees and Officers of the RidgeWorth Variable Trust	27

Additional Information	29
Past performance does not guarantee future results.
The following information and opinions are for general information only. RidgeWorth Variable Trust and RidgeWorth Capital Management, Inc. do not assume liability for any loss which may result from the reliance by any person upon such information or opinions. Such information and opinions are subject to change without notice, are for general information only and are not intended as an offer or solicitation with respect to the purchase or sale of any security, or as offering individual or personalized investment advice.
This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the RidgeWorth Variable Trust can be found in the fund’s prospectus. To obtain more information, call 1-888-784-3863. Please read the prospectus carefully before investing.
RidgeWorth Funds are distributed by RidgeWorth Distributors LLC. RidgeWorth Investments is the trade name for RidgeWorth Capital Management, Inc., the adviser to the RidgeWorth Funds, and is not affiliated with the distributor.

LETTER TO SHAREHOLDERS
RIDGEWORTH VARIABLE TRUST June 30, 2008
Dear Valued RidgeWorth Variable Trust Shareholder,
Financial markets continued to adjust to the challenging economic and credit environment in the second quarter following a difficult first quarter. A volatile blend of hope and reality bisected performance for the quarter, with markets up sharply at first and then falling. However by the close of the quarter domestic and international large-cap equity indexes as well as investment-grade bonds all finished only slightly lower. The Russell 1000® Index slipped a modest 1.89% and the MSCI EAFE International Index lost 2.25%, while the Lehman Aggregate Bond Index fell 1.02%.
The quarter began on a strong note. Hope that the worst of the credit crisis was over helped drive the S&P 500 up 12% from its mid-March low through mid-May. The arranged sale of Bear Stearns was seen as the catalyst to the rally and reflected a proactive effort from the Federal Reserve (the “Fed”) and the Treasury to maintain orderly and functioning markets by acting as a “lender of last resort.”
However, market pessimism returned in the latter half of the period amid signs of broader economic weakness leading to a sharp cyclical rise in credit losses and liquidity fears. Record energy prices, rising inflation expectations, and anti-inflation rhetoric from central bankers around the globe added to the selling pressure. The combination of slow growth, rising inflation and higher yields sent the S&P 500 down 12% by the end of the quarter, and the downward momentum continued early into the third quarter. In aggregate, second quarter performance was only off modestly with some bright spots.
Much of the equity market weakness was concentrated in Financials which lost 27% over May and June due to concerns mentioned above. Industrial and Consumer Discretionary stocks were also down, while the Energy sector rose sharply in response to surging oil prices. Gains in Technology and significantly lower exposure to Financials helped the Growth style outperform Value for the quarter and move ahead year to date. Small-Caps benefited from a steeper yield curve, a moderate narrowing in credit spreads and limited index exposure to Diversified Commercial Banks, while International stocks lagged as evidence of a global slowdown intensified and the dollar stabilized. Tighter credit conditions and weakening demand hurt Real Estate, while Hedge Funds experienced modest gains.
Long-term Treasury bond yields rose during the quarter in response to ongoing inflation pressures and a shift in Fed policy from ease to neutral. Treasury securities, which were strongest in the first quarter lagged in the second quarter, while High Yield bonds outperformed amid improved liquidity and a moderate narrowing of credit spreads from extreme levels.
We began the quarter skeptical of reports of a near-term economic recovery and felt strongly that traditional cyclical credit strains remained an issue for the markets. Our strategy during the quarter was one of relative caution with a neutral allocation to equities despite relatively attractive valuations. Moreover, the continued emphasis on the Growth style and reduced exposure to the International markets also helped relative performance.
Looking ahead, we believe the current consumer-centric pressures related to weak housing, a soft job market, high gasoline costs, and tight credit conditions will severely limit the pace of growth in the second half of the year despite healthy export gains. However we believe this economic “slack” could reduce the current build up in inflation pressures, and we see an increased likelihood that oil prices may fall moderately during the next six- to nine-months. We anticipate a steady policy from the Fed and bond yields to be range-bound while the risks to growth remain elevated.

We were cautious at the beginning of the second quarter as we said earlier. However, the markets seem to have largely adjusted to the issues and concerns mentioned above, and amid this turmoil, we see emerging investment opportunities. Credit spreads, which were extremely narrow in 2006 and 2007, are now well above average, and equity market sentiment is sharply lower despite attractive valuations. We have urged caution and patience and emphasized strength, quality and sustainability in portfolio construction while these events unfolded. Market corrections are unsettling no matter how many times we hear about the frequency and duration of “average” bear market. However these periods ultimately reveal new opportunities for renewed growth and we believe that process is well underway. We feel our patience has been rewarded and we hope to see attractive entry points for both credit and equity opportunities in the near future.
I want to take this time to thank you again for the opportunity to provide our investment expertise and services as we work together to achieve your long term investment goals.
Sincerely,

David H. Eidson	Ashi Parikh
Chairman and CEO	President and CIO
RidgeWorth Capital Management, Inc.	RidgeWorth Capital Management, Inc.

INDUSTRY ALLOCATION (As a Percentage of Total Investments)
RIDGEWORTH VARIABLE TRUST June 30, 2008
(Unaudited)
Large Cap Core Equity Fund

Information Technology	20.7%
Financials	13.4%
Energy	12.2%
Health Care	11.1%
Consumer Staples	10.8%
Industrials	9.9%
Consumer Discretionary	9.6%
Short-Term Investment	4.6%
Telecommunication Services	3.2%
Materials	2.7%
Utilities	1.3%
Money Market Fund	0.5%
Large Cap Growth Stock Fund

Information Technology	22.2%
Health Care	13.2%
Energy	11.5%
Industrials	11.1%
Short-Term Investment	10.3%
Consumer Staples	9.8%
Consumer Discretionary	8.0%
Financials	7.7%
Materials	5.3%
Money Market Fund	0.9%
Large Cap Value Equity Fund

Financials	18.3%
Industrials	15.0%
Consumer Discretionary	11.4%
Energy	10.7%
Consumer Staples	10.1%
Health Care	8.4%
Utilities	4.9%
Information Technology	4.7%
Money Market Fund	4.7%
Telecommunication Services	4.7%
Short-Term Investment	4.4%
Materials	2.7%
Mid-Cap Core Equity Fund

Information Technology	14.9%
Financials	12.4%
Consumer Discretionary	12.1%
Industrials	11.7%
Energy	10.5%
Short-Term Investment	10.3%
Health Care	9.0%
Utilities	6.4%
Materials	5.5%
Consumer Staples	4.4%
Money Market Fund	1.5%
Telecommunication Services	1.3%
Small Cap Value Equity Fund

Short-Term Investment	23.2%
Consumer Discretionary	20.2%
Financials	13.0%
Health Care	10.9%
Industrials	10.4%
Energy	6.3%
Materials	5.4%
Information Technology	4.4%
Money Market Fund	1.9%
Telecommunication Services	1.8%
Consumer Staples	1.6%
Utilities	0.9%
Industry Allocation percentages are as of June 30, 2008 and subject to change.
Past performance does not guarantee future results.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH VARIABLE TRUST June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Core Equity Fund

	Shares	Value($)

Common Stocks (99.4%)
Consumer Discretionary (10.0%)
Home Depot, Inc. (The)	4,150	97
Johnson Controls, Inc.	3,350	96
McDonald’s Corp.	2,800	158
McGraw-Hill Cos., Inc. (The)	2,750	110
Omnicom Group, Inc. (a)	2,500	112
Sony Corp. ADR	1,775	78
Target Corp.	1,500	70
Time Warner, Inc.	10,000	148
Walt Disney Co. (The) (a)	4,400	137
Whirlpool Corp.	800	49

		1,055

Consumer Staples (11.3%)
Cadbury PLC SP ADR	2,560	129
Clorox Co. (The)	2,700	141
CVS Caremark Corp.	5,500	218
Dr Pepper Snapple Group, Inc.* (a)	4,620	97
Kraft Foods, Inc.	6,100	174
PepsiCo, Inc.	2,300	146
Procter & Gamble Co. (The)	2,500	152
Wal-Mart Stores, Inc.	2,500	140

		1,197

Energy (12.8%)
Anadarko Petroleum Corp.	2,600	195
Baker Hughes, Inc.	1,950	170
Chevron Corp.	2,800	278
Exxon Mobil Corp.	2,800	247
Halliburton Co.	4,400	233
Marathon Oil Corp.	4,550	236

		1,359

Financials (14.0%)
Ameriprise Financial, Inc.	4,310	175
Bank of America Corp.	5,450	130
Berkshire Hathaway, Inc., Cl B*	50	200
JPMorgan Chase & Co.	4,100	141
Marshall & Ilsley Corp. (a)	7,300	112
MetLife, Inc.	3,000	158
Morgan Stanley	3,800	137
Principal Financial Group, Inc.	3,500	147
State Street Corp.	2,450	157
Wells Fargo & Co. (a)	5,000	119

		1,476

Health Care (11.6%)
Abbott Laboratories	1,850	98
Bristol-Myers Squibb Co.	5,500	113
Cardinal Health, Inc.	1,900	98
Covidien Ltd.	4,000	191
Johnson & Johnson	2,000	129
Medtronic, Inc.	4,000	207
Schering-Plough Corp.	7,900	155
Teva Pharmaceutical Industries Ltd. ADR	3,050	140
UnitedHealth Group, Inc.	3,500	92

		1,223

Industrials (10.4%)
Danaher Corp.	1,650	128
Eaton Corp.	1,000	85
Emerson Electric Co.	2,500	124
Equifax, Inc.	5,000	168
General Electric Co.	8,000	213
Goodrich Corp.	2,500	119
Tyco International Ltd.	3,500	140
United Technologies Corp.	2,040	126

		1,103

Information Technology (21.8%)
Accenture Ltd., Cl A	5,900	240
Agilent Technologies, Inc.*	3,900	139
Cisco Systems, Inc.*	10,000	233
Dell, Inc.*	7,025	154
eBay, Inc.*	4,650	127
Google, Inc., Cl A*	280	147
Intel Corp.	10,000	215
Microsoft Corp.	5,600	154
Nokia Corp. ADR	7,450	182
Oracle Corp.*	7,950	167
Symantec Corp.*	4,450	86
Texas Instruments, Inc.	4,500	127
Tyco Electronics Ltd.	4,800	172
Western Union Co.	6,650	164

		2,307

Materials (2.8%)
Alcoa, Inc.	4,250	151
Praxair, Inc.	1,600	151

		302

Telecommunication Services (3.3%)
AT&T, Inc.	6,050	204
Telefonica SA ADR	1,800	143

		347

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH VARIABLE TRUST June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Core Equity Fund–concluded

	Shares	Value($)

Utilities (1.4%)
Edison International	2,800	144

Total Common Stocks		10,513

Short-Term Investment (4.8%)
Credit Suisse Enhanced Liquidity Fund (b)	503,500	504

Total Short-Term Investment		504

Money Market Fund (0.5%)
RidgeWorth Institutional Cash Management Money Market Fund (c)	56,151	56

Total Money Market Fund		56

Total Investments (Cost $10,443) (d) — 104.7%		11,073
Liabilities in excess of other assets — (4.7)%		(500)

Net Assets — 100.0%		$10,573

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of June 30, 2008. The total value of securities on loan as of June 30, 2008, in thousands, was $472.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

ADR – American Depositary Receipt
See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH VARIABLE TRUST June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Growth Stock Fund

	Shares	Value($)

Common Stocks (97.3%)
Consumer Discretionary (8.8%)
DIRECTV Group, Inc. (The)*	13,735	356
GameStop Corp., Cl A* (a)	6,234	252
International Game Technology	13,225	331
McDonald’s Corp.	8,295	466
NIKE, Inc., Cl B (a)	7,035	419
Nordstrom, Inc. (a)	8,850	268
Priceline.com, Inc.* (a)	1,265	146
Target Corp.	3,610	168

		2,406

Consumer Staples (10.7%)
Avon Products, Inc.	9,625	347
Colgate-Palmolive Co.	5,430	375
Costco Wholesale Corp.	4,760	334
CVS Caremark Corp.	11,125	440
PepsiCo, Inc.	8,495	540
Philip Morris International, Inc.	11,250	556
TJX Cos., Inc. (The) (a)	10,695	336

		2,928

Energy (12.6%)
Cameron International Corp.*	7,165	397
Chesapeake Energy Corp. (a)	4,215	278
Exxon Mobil Corp.	5,860	516
Halliburton Co.	9,685	514
Occidental Petroleum Corp.	5,299	476
Schlumberger Ltd.	7,230	777
Transocean, Inc.*	3,149	480

		3,438

Financials (8.4%)
AFLAC, Inc.	7,370	463
American Express Co.	8,760	330
Goldman Sachs Group, Inc. (The)	2,320	406
MasterCard, Inc., Cl A (a)	1,180	313
State Street Corp.	5,310	340
Visa, Inc., Cl A*	5,480	445

		2,297

Health Care (14.4%)
Aetna, Inc.	7,285	295
Allergan, Inc. (a)	9,600	500
Baxter International, Inc.	9,630	616
Becton, Dickinson & Co.	4,295	349
Covance, Inc.*	1,850	159
Express Scripts, Inc.* (a)	7,965	499
Gilead Sciences, Inc.*	11,835	627
Johnson & Johnson	3,405	219
Merck & Co., Inc.	4,930	186
Novartis AG ADR	5,430	299
Thermo Fisher Scientific, Inc.*	3,155	176

		3,925

Industrials (12.1%)
ABB, Ltd. SP ADR*	9,060	257
Deere & Co.	3,450	249
Emerson Electric Co.	10,080	498
First Solar, Inc.*	416	113
Fluor Corp.	1,940	361
Honeywell International, Inc.	9,835	494
Raytheon Co.	8,530	480
Roper Industries, Inc.	2,820	186
SPX Corp.	1,600	211
Union Pacific Corp.	5,730	432

		3,281

Information Technology (24.5%)
Adobe Systems, Inc.* (a)	11,540	455
Analog Devices, Inc.	9,270	294
Apple, Inc.*	4,340	727
Cisco Systems, Inc.*	17,320	403
Google, Inc., Cl A*	1,541	811
Intel Corp.	27,890	599
International Business Machines Corp.	5,185	615
Juniper Networks, Inc.*	10,830	240
Microsoft Corp.	27,810	765
NVIDIA Corp.*	16,890	316
Oracle Corp.*	22,905	481
QUALCOMM, Inc.	15,120	671
Research In Motion, Ltd.*	2,440	285

		6,662

Materials (5.8%)
Arch Coal, Inc.	3,710	278
Monsanto Co.	4,545	575
Mosaic Co. (The)*	1,430	207
Praxair, Inc.	5,570	526

		1,586

Total Common Stocks		26,523

Short-Term Investment (11.3%)
Credit Suisse Enhanced Liquidity Fund (b)	3,091,875	3,092

Total Short-Term Investment		3,092

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH VARIABLE TRUST June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Growth Stock Fund–concluded

	Shares	Value($)

Money Market Fund (0.9%)
RidgeWorth Institutional Cash Management Money Market Fund (c)	237,897	238

Total Money Market Fund		238

Total Investments (Cost $26,664) (d) — 109.5%		29,853
Liabilities in excess of other assets — (9.5)%		(2,597)

Net Assets — 100.0%		$27,256

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of June 30, 2008. The total value of securities on loan as of June 30, 2008, in thousands, was $2,977.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

ADR – American Depositary Receipt
See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH VARIABLE TRUST June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Value Equity Fund

	Shares	Value($)

Common Stocks (95.3%)
Consumer Discretionary (11.9%)
Carnival Corp. (a)	5,700	188
Darden Restaurants, Inc.	3,176	101
Harley-Davidson, Inc.	5,250	190
Harman International Industries, Inc.	3,792	157
Home Depot, Inc. (The)	17,850	418
J.C. Penney Co., Inc.	12,500	454
Mattel, Inc.	11,600	199
Newell Rubbermaid, Inc.	25,050	421
News Corp., Cl A	16,150	243
Time Warner, Inc.	31,100	460

		2,831

Consumer Staples (10.6%)
Campbell Soup Co.	13,850	463
Clorox Co. (The)	8,750	457
Colgate-Palmolive Co.	3,800	263
CVS Caremark Corp.	5,600	222
Hershey Co. (The) (a)	5,450	179
Procter & Gamble Co. (The)	4,300	261
Safeway, Inc.	5,100	146
Sara Lee Corp.	36,200	443
Wal-Mart Stores, Inc.	1,750	98

		2,532

Energy (11.2%)
Chevron Corp.	6,500	644
ConocoPhillips	6,801	642
Exxon Mobil Corp.	9,300	820
Marathon Oil Corp.	10,950	568

		2,674

Financials (19.2%)
Bank of America Corp.	7,750	185
Citigroup, Inc.	11,891	199
Franklin Resources, Inc.	2,900	266
Genworth Financial, Inc., Cl A	11,500	205
Hartford Financial Services Group, Inc. (The)	7,850	507
HCC Insurance Holdings, Inc.	6,850	145
JPMorgan Chase & Co.	14,195	487
Lincoln National Corp.	10,350	469
Morgan Stanley	3,871	140
National City Corp. (a)	32,500	155
Northern Trust Corp.	4,000	274
State Street Corp.	6,800	435
Travelers Cos., Inc. (The)	11,400	495
Wachovia Corp.	8,900	138
Wells Fargo & Co. (a)	20,800	494

		4,594

Health Care (8.8%)
Bristol-Myers Squibb Co.	12,950	266
Cardinal Health, Inc.	4,042	208
Johnson & Johnson	8,200	528
Merck & Co., Inc.	16,200	610
Pfizer, Inc.	11,100	194
Quest Diagnostics, Inc.	2,100	102
Wyeth	4,000	192

		2,100

Industrials (15.9%)
3M Co.	6,200	431
Eaton Corp.	1,100	93
Emerson Electric Co.	3,804	188
Empresa Brasileira de Aeronautica SA ADR	5,200	138
General Electric Co.	27,150	725
PPG Industries, Inc.	8,950	513
R.R. Donnelley & Sons Co.	6,950	206
Rockwell Automation, Inc.	5,800	254
Southwest Airlines Co. (a)	7,200	94
United Parcel Service, Inc., Cl B	9,550	587
United Technologies Corp.	6,800	420
Waste Management, Inc.	3,950	149

		3,798

Information Technology (4.9%)
Harris Corp.	1,747	88
Intel Corp.	11,600	249
International Business Machines Corp.	850	101
Microsoft Corp.	9,550	263
Motorola, Inc.	28,350	208
Texas Instruments, Inc.	9,100	256

		1,165

Materials (2.8%)
Alcoa, Inc.	3,900	139
Allegheny Technologies, Inc.	1,800	107
E.I. du Pont de Nemours & Co.	5,950	255
Sonoco Products Co.	5,705	176

		677

Telecommunication Services (4.9%)
AT&T, Inc.	18,150	612
Verizon Communications, Inc.	15,690	555

		1,167

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH VARIABLE TRUST June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Value Equity Fund–concluded

	Shares	Value($)

Utilities (5.1%)
Dominion Resources, Inc.	3,478	165
Duke Energy Corp.	5,624	98
Edison International	3,000	154
Entergy Corp.	1,350	163
PG&E Corp.	7,750	308
Public Service Enterprise Group, Inc.	3,600	165
Xcel Energy, Inc. (a)	7,650	153

		1,206

Total Common Stocks		22,744

Short-Term Investment (4.6%)
Credit Suisse Enhanced Liquidity Fund (b)	1,106,175	1,106

Total Short-Term Investment		1,106

Money Market Fund (4.9%)
RidgeWorth Institutional Cash Management Money Market Fund (c)	1,166,256	1,166

Total Money Market Fund		1,166

Total Investments (Cost $25,647) (d) — 104.8%		25,016
Liabilities in excess of other assets — (4.8)%		(1,140)

Net Assets — 100.0%		$23,876

(a)	This security or a partial position of the security was on loan as of June 30, 2008. The total value of securities on loan as of June 30, 2008, in thousands, was $1,065.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

ADR – American Depositary Receipt
See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH VARIABLE TRUST June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Mid-Cap Core Equity Fund

	Shares	Value($)

Common Stocks (98.7%)
Consumer Discretionary (13.5%)
Advance Auto Parts, Inc.	2,913	113
American Eagle Outfitters, Inc.	4,604	63
Burger King Holdings, Inc.	2,880	77
Darden Restaurants, Inc.	2,420	77
Hanesbrands, Inc.*	2,860	77
International Game Technology	2,543	64
Jack in the Box, Inc.* (a)	4,732	106
Mattel, Inc.	4,252	73
McGraw-Hill Cos., Inc. (The)	2,296	92
Mohawk Industries, Inc.* (a)	1,435	92
Nordstrom, Inc.	3,009	91
Omnicom Group, Inc.	2,005	90
Whirlpool Corp.	959	59

		1,074

Consumer Staples (4.9%)
Church & Dwight Co., Inc. (a)	2,358	133
Clorox Co. (The)	1,786	93
Dr Pepper Snapple Group, Inc.* (a)	3,807	80
Pepsi Bottling Group, Inc. (The)	3,151	88

		394

Energy (11.8%)
Anadarko Petroleum Corp.	1,094	82
Cameron International Corp.*	2,352	130
Chesapeake Energy Corp.	1,896	125
Core Laboratories NV*	728	104
Diamond Offshore Drilling, Inc.	906	126
Global Industries, Ltd.*	3,220	58
Noble Energy, Inc.	1,226	123
Patterson-UTI Energy, Inc.	2,632	95
Spectra Energy Corp.	3,315	95

		938

Financials (13.9%)
AMB Property Corp.	1,541	78
Ameriprise Financial, Inc.	2,150	87
Arch Capital Group Ltd.*	1,420	94
Discover Financial Services	4,816	63
Entertainment Properties Trust	1,530	76
Genworth Financial, Inc., Cl A	3,805	68
Janus Capital Group, Inc. (a)	4,615	122
Jones Lang LaSalle, Inc.	1,043	63
M&T Bank Corp.	1,161	82
Marshall & Ilsley Corp.	3,668	56
Principal Financial Group, Inc.	2,015	85
ProLogis	1,663	90
Raymond James Financial, Inc. (a)	2,865	76
SL Green Realty Corp. (a)	815	67

		1,107

Health Care (10.1%)
Becton, Dickinson & Co.	1,151	94
Celgene Corp.*	1,024	65
Cephalon, Inc.*	825	55
Endo Pharmaceuticals Holdings, Inc.*	3,892	94
Express Scripts, Inc.*	1,500	94
Laboratory Corp. of America Holdings*	1,612	112
Millipore Corp.* (a)	1,106	75
Thermo Fisher Scientific, Inc.*	1,900	106
Universal Health Services, Inc., Cl B	1,763	112

		807

Industrials (13.0%)
Copart, Inc.*	2,343	100
Covanta Holding Corp.*	3,377	90
CSX Corp.	1,567	98
Curtiss-Wright Corp.	2,017	90
Dover Corp.	1,920	93
Eaton Corp.	1,221	104
Equifax, Inc.	2,811	95
Goodrich Corp.	1,644	78
L-3 Communications Holdings, Inc.	962	87
PACCAR, Inc.	1,567	66
Rockwell Automation, Inc.	1,840	80
Toro Co. (The) (a)	1,729	58

		1,039

Information Technology (16.7%)
Adobe Systems, Inc.* (a)	1,412	56
Agilent Technologies, Inc.*	2,865	102
Analog Devices, Inc.	1,385	44
BMC Software, Inc.*	3,303	120
Harris Corp.	2,080	105
Juniper Networks, Inc.*	4,009	89
NCR Corp.*	4,106	103
Paychex, Inc.	2,206	69
Sybase, Inc.* (a)	3,418	100
Teradata Corp.*	3,556	82
Teradyne, Inc.*	8,378	93
Tyco Electronics Ltd.	2,697	97
VeriSign, Inc.*	1,466	55
Western Union Co.	2,735	68
See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH VARIABLE TRUST June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Mid-Cap Core Equity Fund–concluded

	Shares	Value($)

Information Technology–continued
Xerox Corp.	6,558	89
Xilinx, Inc. (a)	2,165	55

		1,327

Materials (6.1%)
Air Products & Chemicals, Inc.	800	79
Albemarle Corp.	2,124	85
FMC Corp.	1,679	130
Packaging Corp. of America	3,468	74
Steel Dynamics, Inc. (a)	3,096	121

		489

Telecommunication Services (1.5%)
NTELOS Holdings Corp.	1,569	40
Telephone & Data Systems, Inc.	1,667	79

		119

Utilities (7.2%)
American Electric Power Co., Inc.	1,423	57
Edison International	2,089	108
MDU Resources Group, Inc.	4,003	140
OGE Energy Corp.	3,225	102
ONEOK, Inc.	1,250	61
PG&E Corp.	2,727	108

		576

Total Common Stocks		7,870

Short-Term Investment (11.5%)
Credit Suisse Enhanced Liquidity Fund (b)	912,900	913

Total Short-Term Investment		913

Money Market Fund (1.7%)
RidgeWorth Institutional Cash Management Money Market Fund (c)	136,431	136

Total Money Market Fund		136

Total Investments (Cost $8,333) (d) — 111.9%		8,919
Liabilities in excess of other assets — (11.9)%		(952)

Net Assets — 100.0%		$7,967

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of June 30, 2008. The total value of securities on loan as of June 30, 2008, in thousands, was $880.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.
See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH VARIABLE TRUST June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Small Cap Value Equity Fund

	Shares	Value($)

Common Stocks (99.5%)
Consumer Discretionary (26.8%)
Aaron Rents, Inc. (a)	6,550	146
ABM Industries, Inc.	10,781	240
American Greetings Corp., Cl A	2,700	33
Asbury Automotive Group, Inc.	17,198	221
Bassett Furniture Industries, Inc.	7,431	88
bebe Stores, Inc. (a)	18,087	174
Brink’s Co. (The)	2,750	180
Brown Shoe Co., Inc. (a)	13,077	177
CBRL Group, Inc.	5,000	123
CKE Restaurants, Inc.	27,174	339
Cobra Electronics Corp.	7,562	21
Foot Locker, Inc.	7,150	89
Group 1 Automotive, Inc. (a)	5,900	117
Interface, Inc., Cl A	53,429	670
K-Swiss, Inc., Cl A (a)	10,350	152
Movado Group, Inc.	6,527	129
OfficeMax, Inc.	8,900	124
Pep Boys-Manny, Moe & Jack (The) (a)	6,700	58
Stage Stores, Inc.	6,868	80
Teleflex, Inc.	7,050	392
Tempur-Pedic International, Inc. (a)	20,100	157
Thor Industries, Inc. (a)	11,250	239

		3,949

Consumer Staples (2.1%)
Diamond Foods, Inc.	5,700	131
PRIMEDIA, Inc. (a)	12,037	56
Regis Corp.	4,000	105
Signet Group PLC SP ADR	2,777	28

		320

Energy (8.3%)
CARBO Ceramics, Inc. (a)	5,850	342
CHC Helicopter Corp., Cl A	15,844	488
Holly Corp.	4,500	166
RPC, Inc. (a)	4,100	69
Tidewater, Inc.	2,450	159

		1,224

Financials (17.3%)
Bank of Hawaii Corp.	3,100	148
City National Corp.	2,150	90
Evercore Partners, Inc., Cl A	5,650	54
GFI Group, Inc.	1,400	13
Glacier Bancorp, Inc. (a)	9,243	148
Greenhill & Co., Inc. (a)	1,650	89
Grubb & Ellis Co.	25,340	98
HCC Insurance Holdings, Inc.	16,350	346
Horizon Financial Corp. (a)	5,570	35
IPC Holdings Ltd.	4,000	106
OneBeacon Insurance Group Ltd.	10,150	178
Oppenheimer Holdings, Inc., Cl A	400	11
Ramco-Gershenson Properties Trust	5,750	118
Raymond James Financial, Inc. (a)	24,830	655
SWS Group, Inc.	8,071	134
Washington Real Estate Investment Trust (a)	6,050	182
Wesco Financial Corp.	400	153

		2,558

Health Care (14.5%)
Brookdale Senior Living, Inc. (a)	4,600	94
Cooper Cos., Inc. (The) (a)	20,561	764
Ensign Group, Inc.	5,700	66
Mentor Corp. (a)	12,850	358
STERIS Corp.	24,982	718
Vital Signs, Inc.	2,527	143

		2,143

Industrials (13.8%)
Cubic Corp.	1,800	40
Dynamic Materials Corp.	1,500	49
Genesis Lease Ltd. ADR	7,084	73
Grupo Aeroportuario del Centro Norte SAB de CV ADR	1,800	30
Grupo Aeroportuario del Pacifico SA de CV ADR	15,192	446
Heartland Express, Inc. (a)	10,716	160
Herman Miller, Inc. (a)	9,150	228
KMG Chemicals, Inc.	1,400	14
LSI Industries, Inc.	1,200	10
Multi-Color Corp.	5,444	114
Snap-on, Inc.	6,250	325
Tomkins PLC ADR	10,481	127
UTI Worldwide, Inc.	8,400	168
Wabtec Corp.	5,000	243

		2,027

Information Technology (5.9%)
Black Box Corp.	2,650	72
Cohu, Inc.	7,133	105
Fair Isaac Corp.	19,903	413
Keithley Instruments, Inc.	7,150	68
Nam Tai Electronics, Inc.	16,362	214

		872

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH VARIABLE TRUST June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Small Cap Value Equity Fund–concluded

	Shares	Value($)

Materials (7.2%)
Aceto Corp.	7,850	60
Bemis Co., Inc. (a)	6,600	148
Harry Winston Diamond Corp.	7,350	212
Nalco Holding Co.	13,600	288
Packaging Corp. of America	7,000	150
Valspar Corp. (The)	10,552	199

		1,057

Telecommunication Services (2.4%)
Alaska Communications Systems Group, Inc. (a)	10,000	119
Meredith Corp. (a)	8,200	232

		351

Utilities (1.2%)
ALLETE, Inc. (a)	2,950	124
Companhia de Saneamento Basico do Estado de Sao Paulo ADR (a)	950	49

		173

Total Common Stocks		14,674

Short-Term Investment (30.7%)
Credit Suisse Enhanced Liquidity Fund (b)	4,527,356	4,527

Total Short-Term Investment		4,527

Money Market Fund (2.5%)
RidgeWorth Institutional Cash Management Money Market Fund (c)	363,081	363

Total Money Market Fund		363

Total Investments (Cost $20,649) (d) — 132.7%		19,564
Liabilities in excess of other assets — (32.7)%		(4,826)

Net Assets — 100.0%		$14,738

(a)	This security or a partial position of the security was on loan as of June 30, 2008. The total value of securities on loan as of June 30, 2008, in thousands, was $4,328.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

ADR – American Depositary Receipt
See Notes to Financial Statements.

This page is intentionally left blank.

STATEMENTS OF ASSETS AND LIABILITIES
RIDGEWORTH VARIABLE TRUST June 30, 2008 (Amounts in thousands)
(Unaudited)

	Large Cap	Large Cap	Large Cap		Small Cap
	Core Equity	Growth Stock	Value Equity	Mid-Cap Core	Value Equity
	Fund	Fund	Fund	Equity Fund	Fund
Assets:
Total Investments, at Cost	$10,443	$26,664	$25,647	$8,333	$20,649

Investments, at Value*	$11,017	$29,615	$23,850	$8,783	$19,201
Investments in Affiliates, at Value	56	238	1,166	136	363

Total Investments	11,073	29,853	25,016	8,919	19,564

Dividends Receivable	8	23	39	11	32
Receivable for Capital Shares Issued	10	—	6	—	6
Receivable for Investment Securities Sold	134	1,340	92	162	203

Total Assets	11,225	31,216	25,153	9,092	19,805

Liabilities:
Payable for Investment Securities Purchased	90	741	97	168	455
Payable for Capital Shares Redeemed	23	38	4	12	27
Payable upon Return of Securities Loaned	504	3,092	1,106	913	4,527
Investment Advisory Fees Payable	6	22	15	5	11
Administration, Fund Accounting and Transfer Agency Fees Payable	1	1	1	1	1
Compliance Services Fees Payable	—	1	—	—	—
Custodian Fees Payable	8	3	10	3	8
Other Fees Payable	20	62	44	23	38

Total Liabilities	652	3,960	1,277	1,125	5,067

Net Assets	$10,573	$27,256	$23,876	$7,967	$14,738

Net Assets Consist of:
Capital	$9,704	$20,033	$23,585	$6,557	$12,082
Accumulated Net Investment Income (Loss)	39	140	102	45	132
Accumulated Net Realized Gain (Loss) from Investment Transactions	200	3,894	820	779	3,609
Net Unrealized Appreciation/Depreciation on Investments	630	3,189	(631)	586	(1,085)

Net Assets	$10,573	$27,256	$23,876	$7,967	$14,738

Shares Outstanding (unlimited number of shares authorized, no par value)	996	1,707	1,538	723	1,308
Net Asset Value, Offering, and Redemption Price Per Share(a)	$10.62	$15.97	$15.53	$11.02	$11.26

*	Includes securities on loan of $472, $2,977, $1,065, $880, and $4,328, respectively.

(a)	Per Share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

Amounts designated as “—” are $0 or have been rounded to $0.
See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
RIDGEWORTH VARIABLE TRUST For the Period Ended June 30, 2008 (Amounts in thousands)
(Unaudited)

	Large Cap	Large Cap	Large Cap		Small Cap
	Core Equity	Growth Stock	Value Equity	Mid-Cap Core	Value Equity
	Fund	Fund	Fund	Equity Fund	Fund
Investment Income:
Dividend Income	$107	$157	$352	$61	$223
Dividend Income from Affiliated Investment Companies	5	9	28	2	11
Net Income from Securities Lending	1	6	6	2	16

Total Investment Income	113	172	386	65	250

Expenses:
Investment Advisory Fees	50	144	107	44	96
Administration, Fund Accounting and Transfer Agency Fees	2	4	4	2	3
Custodian Fees	6	2	8	3	7
Professional Fees	6	18	12	7	11
Printing Fees	8	23	15	9	13
Other Fees	2	4	2	—	1

Total Expenses	74	195	148	65	131
Less: Investment Advisory Fees Waived	(14)	(38)	(18)	(16)	(29)
Less: Administration Fees Waived	(1)	(3)	(3)	(1)	(2)

Net Expenses	59	154	127	48	100

Net Investment Income (Loss)	54	18	259	17	150

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from Investment Transactions	(660)	(33)	(1,399)	(49)	(1,175)
Net Change in Unrealized Appreciation/Depreciation on Investments	(1,121)	(4,261)	(2,526)	(858)	(924)

Net Realized and Unrealized Gain (Loss) on Investments	(1,781)	(4,294)	(3,925)	(907)	(2,099)

Change in Net Assets from Operations	$(1,727)	$(4,276)	$(3,666)	$(890)	$(1,949)

Amounts designated as “—” are $0 or have been rounded to $0.
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
RIDGEWORTH VARIABLE TRUST For the Periods Indicated (Amounts in thousands)

	Large Cap Core Equity Fund		Large Cap Growth Stock Fund		Large Cap Value Equity Fund
	01/01/08 -	01/01/07 -	01/01/08 -	01/01/07 -	01/01/08 -	01/01/07 -
	06/30/08	12/31/07	06/30/08	12/31/07	06/30/08	12/31/07
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net Investment Income (Loss)	$54	$170	$18	$137	$259	$552
Net Realized Gain (Loss) from Investment Transactions	(660)	917	(33)	3,971	(1,399)	4,962
Net Change in Unrealized Appreciation/ Depreciation on Investments	(1,121)	(864)	(4,261)	1,115	(2,526)	(3,939)

Change in Net Assets from Operations	(1,727)	223	(4,276)	5,223	(3,666)	1,575

Dividends and Distributions to Shareholders:
Net Investment Income	(53)	(176)	(24)	(150)	(256)	(528)
Net Realized Gains	—	(882)	—	(2,051)	—	—

Total Dividends and Distributions	(53)	(1,058)	(24)	(2,201)	(256)	(528)

Capital Transactions:
Proceeds from Shares Issued	383	2,831	693	1,686	1,243	3,335
Dividends Reinvested	53	1,058	24	2,201	256	528
Cost of Shares Redeemed	(1,367)	(4,351)	(4,285)	(11,856)	(3,185)	(13,120)

Change in Net Assets from Capital Transactions	(931)	(462)	(3,568)	(7,969)	(1,686)	(9,257)

Change in Net Assets	(2,711)	(1,297)	(7,868)	(4,947)	(5,608)	(8,210)

Net Assets:
Beginning of Period	13,284	14,581	35,124	40,071	29,484	37,694

End of Period	$10,573	$13,284	$27,256	$35,124	$23,876	$29,484

Accumulated Net Investment Income (Loss), End of Period	$39	$38	$140	$146	$102	$99

Share Transactions:
Issued	35	210	43	97	73	180
Reinvested	5	83	1	130	16	29
Redeemed	(122)	(321)	(259)	(675)	(190)	(706)

Change in Shares	(82)	(28)	(215)	(448)	(101)	(497)

Amounts designated as “—” are $0 or have been rounded to $0.
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
RIDGEWORTH VARIABLE TRUST For the Periods Indicated (Amounts in thousands)

	Mid-Cap Core Equity Fund		Small Cap Value Equity Fund
	01/01/08 -	01/01/07 -	01/01/08 -	01/01/07 -
	06/30/08	12/31/07	06/30/08	12/31/07
	(Unaudited)		(Unaudited)
Operations:
Net Investment Income (Loss)	$17	$40	$150	$195
Net Realized Gain (Loss) from Investment Transactions	(49)	883	(1,175)	4,869
Net Change in Unrealized Appreciation/ Depreciation on Investments	(858)	(186)	(924)	(4,311)

Change in Net Assets from Operations	(890)	737	(1,949)	753

Dividends and Distributions to Shareholders:
Net Investment Income	(15)	(26)	(138)	(182)
Net Realized Gains	—	(1,683)	—	(4,458)

Total Dividends and Distributions	(15)	(1,709)	(138)	(4,640)

Capital Transactions:
Proceeds from Shares Issued	107	468	919	4,805
Dividends Reinvested	15	1,709	138	4,640
Cost of Shares Redeemed	(1,147)	(4,334)	(2,927)	(8,865)

Change in Net Assets from Capital Transactions	(1,025)	(2,157)	(1,870)	580

Change in Net Assets	(1,930)	(3,129)	(3,957)	(3,307)

Net Assets:
Beginning of Period	9,897	13,026	18,695	22,002

End of Period	$7,967	$9,897	$14,738	$18,695

Accumulated Net Investment Income (Loss), End of Period	$45	$43	$132	$120

Share Transactions:
Issued	9	33	74	289
Reinvested	1	140	12	343
Redeemed	(100)	(307)	(242)	(529)

Change in Shares	(90)	(134)	(156)	103

Amounts designated as “—” are $0 or have been rounded to $0.
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
RIDGEWORTH VARIABLE TRUST Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

		Net		Net Realized		Dividends	Distributions
	Net Asset Value,	Investment		and Unrealized		from Net	from Net	Total	Net Asset
	Beginning of	Income		Gains (Losses)	Total from	Investment	Realized	Dividends and	Value, End of
	Period	(Loss)		on Investments	Operations	Income	Capital Gains	Distributions	Period
Large Cap Core Equity Fund
Period Ended June 30, 2008*	$12.32	$0.05		$(1.70)	$(1.65)	$(0.05)	$—	$(0.05)	$10.62
Year Ended December 31, 2007	13.18	0.15		(0.01)	0.14	(0.16)	(0.84)	(1.00)	12.32
Year Ended December 31, 2006	12.37	0.17		1.73	1.90	(0.16)	(0.93)	(1.09)	13.18
Year Ended December 31, 2005	11.45	0.11		0.92	1.03	(0.11)	—	(0.11)	12.37
Year Ended December 31, 2004	10.10	0.09	(a)	1.35	1.44	(0.09)	—	(0.09)	11.45
Year Ended December 31, 2003	8.05	0.08	(a)	2.04	2.12	(0.07)	—	(0.07)	10.10

Large Cap Growth Stock Fund
Period Ended June 30, 2008*	18.27	0.01		(2.30)	(2.29)	(0.01)	—	(0.01)	15.97
Year Ended December 31, 2007	16.91	0.08		2.41	2.49	(0.07)	(1.06)	(1.13)	18.27
Year Ended December 31, 2006	16.25	0.05		1.64	1.69	(0.05)	(0.98)	(1.03)	16.91
Year Ended December 31, 2005	16.42	0.02		(0.17)	(0.15)	(0.02)	—	(0.02)	16.25
Year Ended December 31, 2004	15.41	0.03		1.01	1.04	(0.03)	—	(0.03)	16.42
Year Ended December 31, 2003	13.01	(0.03	) (a)	2.43	2.40	—	—	—	15.41

Large Cap Value Equity Fund
Period Ended June 30, 2008*	17.99	0.17		(2.47)	(2.30)	(0.16)	—	(0.16)	15.53
Year Ended December 31, 2007	17.65	0.31		0.32	0.63	(0.29)	—	(0.29)	17.99
Year Ended December 31, 2006	14.62	0.24		3.02	3.26	(0.23)	—	(0.23)	17.65
Year Ended December 31, 2005	14.32	0.23		0.30	0.53	(0.23)	—	(0.23)	14.62
Year Ended December 31, 2004	12.60	0.19		1.72	1.91	(0.19)	—	(0.19)	14.32
Year Ended December 31, 2003	10.39	0.17	(a)	2.21	2.38	(0.17)	—	(0.17)	12.60

Mid-Cap Core Equity Fund
Period Ended June 30, 2008*	12.17	0.03		(1.16)	(1.13)	(0.02)	—	(0.02)	11.02
Year Ended December 31, 2007	13.75	0.06		0.66	0.72	(0.03)	(2.27)	(2.30)	12.17
Year Ended December 31, 2006	13.51	0.04		1.32	1.36	(0.05)	(1.07)	(1.12)	13.75
Year Ended December 31, 2005	11.87	0.07		1.63	1.70	(0.06)	—	(0.06)	13.51
Year Ended December 31, 2004	10.23	0.08		1.63	1.71	(0.07)	—	(0.07)	11.87
Year Ended December 31, 2003	7.93	0.05	(a)	2.30	2.35	(0.05)	—	(0.05)	10.23

Small Cap Value Equity Fund
Period Ended June 30, 2008*	12.77	0.12		(1.53)	(1.41)	(0.10)	—	(0.10)	11.26
Year Ended December 31, 2007	16.16	0.15		0.46	0.61	(0.14)	(3.86)	(4.00)	12.77
Year Ended December 31, 2006	18.24	0.09		2.52	2.61	(0.08)	(4.61)	(4.69)	16.16
Year Ended December 31, 2005	18.33	0.08		2.00	2.08	(0.08)	(2.09)	(2.17)	18.24
Year Ended December 31, 2004	14.80	0.05	(a)	3.52	3.57	(0.04)	—	(0.04)	18.33
Year Ended December 31, 2003	10.75	0.07	(a)	4.05	4.12	(0.07)	—	(0.07)	14.80

*	Unaudited

(a)	Per share data calculated using average shares outstanding method.

(†)	Not annualized for periods less than one year.

(††)	Annualized for periods less than one year.
See Notes to Financial Statements.

				Ratio of Expenses to Average
				Net Assets (Excluding Waivers,
	Net Assets, End of	Ratio of Net Expenses to	Ratio of Net Investment Income	Reimbursements, and Expense Offset)	Portfolio Turnover
Total Return(†)	Period (000)	Average Net Assets(††)	(Loss) to Average Net Assets(††)	(††)	Rate(†)
(13.39)%	$10,573	1.00%	0.92%	1.26%	55%
0.79	13,284	1.00	1.13	1.19	68
16.19	14,581	1.00	1.29	1.23	47
9.03	12,152	1.06	0.97	1.11	47
14.30	11,444	1.18	0.87	1.53	44
26.49	9,198	1.20	0.92	2.20	22

(12.52)	27,256	1.04	0.12	1.31	45
15.28	35,124	1.08	0.37	1.26	91
10.83	40,071	1.12	0.28	1.28	82
(0.90)	46,307	1.13	0.14	1.22	80
6.75	54,862	1.15	0.19	1.43	79
18.45	59,367	1.15	(0.21)	1.50	91

(12.80)	23,876	0.95	1.95	1.11	67
3.56	29,484	0.95	1.61	1.06	93
22.46	37,694	0.95	1.46	1.12	91
3.75	38,028	0.93	1.58	0.95	100
15.29	47,013	0.95	1.43	1.11	85
23.12	45,484	0.95	1.52	1.19	54

(9.29)	7,967	1.10	0.39	1.48	20
5.18	9,897	1.12	0.34	1.39	44
10.72	13,026	1.15	0.34	1.46	181
14.32	15,036	1.15	0.50	1.36	115
16.82	16,382	1.15	0.71	1.65	79
29.72	16,182	1.15	0.60	1.84	182

(11.06)	14,738	1.20	1.80	1.58	34
2.55	18,695	1.20	0.93	1.51	65
16.10	22,002	1.20	0.46	1.44	74
11.90	20,270	1.20	0.47	1.34	57
24.19	25,960	1.20	0.33	1.57	52
38.44	20,381	1.20	0.56	1.79	27
See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
RIDGEWORTH VARIABLE TRUST June 30, 2008
(Unaudited)
1.	Organization

The RidgeWorth Variable Trust (the STI Classic Variable Trust changed its name to RidgeWorth Variable Trust effective May 1, 2008) (the “Trust”) is organized as a Massachusetts business trust under a Declaration of Trust dated April 18, 1995. The Trust is registered under the Investment Company Act of 1940, as amended, (“the 1940 Act”) as an open-end management investment company offering five funds as of June 30, 2008. The Trust is authorized to issue an unlimited number of shares without par value. The financial statements presented herein are those of the Large Cap Core Equity Fund, the Large Cap Growth Stock Fund, the Large Cap Value Equity Fund, the Mid-Cap Core Equity Fund, and the Small Cap Value Equity Fund (each a “Fund” and collectively the “Funds”). Shareholders have no preemptive rights. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Sales of shares of the Funds may only be made to separate accounts of various life insurance companies and certain qualified benefit plans. Each Fund’s prospectus provides a description of that Fund’s investment objectives, policies and strategies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from these estimates.
Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. If a security price cannot be obtained from an independent, third party pricing agent, the Funds’ accounting agent shall seek to obtain a bid price from at least one independent broker. Investments in other investment companies are valued at their respective daily net asset values.
Securities for which market prices are not “readily available” are valued in accordance with Pricing and Valuation Procedures established by the Board of Trustees of the Trust (the “Board”). The Funds’ Pricing and Valuation Procedures will be performed and monitored by a Valuation Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate a security be valued using Pricing and Valuation Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee.
Effective January 1, 2008, the Funds adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.
One key component of the implementation of SFAS No. 157 included the development of a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical assets.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH VARIABLE TRUST June 30, 2008
(Unaudited)
those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2.
The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2008 (in thousands):

			LEVEL 2 - Other Significant		LEVEL 3 - Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Unobservable Inputs		Total
	Investments	Other	Investments	Other	Investments	Other	Investments	Other
	in	Financial	in	Financial	in	Financial	in	Financial
Fund Name	Securities ($)	Investments ($)*	Securities ($)	Investments ($)*	Securities ($)	Investments ($)*	Securities ($)	Investments ($)*
Large Cap Core Equity Fund	11,073	—	—	—	—	—	11,073	—
Large Cap Growth Stock Fund	29,853	—	—	—	—	—	29,853	—
Large Cap Value Equity Fund	25,016	—	—	—	—	—	25,016	—
Mid-Cap Core Equity Fund	8,919	—	—	—	—	—	8,919	—
Small Cap Value Equity Fund	19,564	—	—	—	—	—	19,564	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation / (depreciation) on the investment.
Security Transactions and Investment Income — During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date.
Securities Lending — Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of securities purchased with cash collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities. The initial value of the collateral must be at least 102% of the market value of the securities loaned and maintained in an amount equal to at least 102% thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.
A fee will be obtained from the borrower if letters of credit or U.S. government securities are used as collateral. Cash collateral received in connection with securities lending is invested in the Credit Suisse Enhanced Liquidity Fund (the “Portfolio”). The Portfolio may consist of money market mutual funds registered under the 1940 Act and money market instruments including commercial paper, repurchase agreements, U.S. Treasury Bills and U.S. Agency Obligations. As of June 30, 2008, the Portfolio was invested in asset backed securities, commercial paper, corporate bonds, money market mutual funds and repurchase agreements (with interest rates ranging from 2.550% to 3.900% and maturity dates ranging from July 1, 2008 to March 12, 2010).
The Funds paid securities lending fees for the period ended June 30, 2008, which have been netted against Income from Securities Lending on the Statements of Operations. These fees are presented below:

Fees ($)
Large Cap Core Equity Fund	131
Large Cap Growth Stock Fund	894
Large Cap Value Equity Fund	1,065
Mid-Cap Core Equity Fund	395
Small Cap Value Equity Fund	2,724

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH VARIABLE TRUST June 30, 2008
(Unaudited)
Compensating Balances — If a Fund has a cash overdraft in excess of $100,000 it is required to deposit an amount equal to 110% of the overdraft in a compensating balance account with its custodian, SunTrust Bank, a wholly-owned subsidiary of SunTrust Banks, Inc., on the following business day. If a Fund has a positive cash balance in excess of $100,000 it is allowed to overdraw an amount equal to 90% of the balance from SunTrust Bank on the following business day. All such deposits to, and overdrafts from, the compensating balance account are non-interest bearing and are for a duration of one business day.
Expenses — Expenses that are directly related to a specific Fund are charged to that Fund. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets or another appropriate basis. Expenses attributable to the Trust and the RidgeWorth Funds (the STI Classic Funds changed its name to RidgeWorth Funds effective March 31, 2008) (collectively, the “RidgeWorth Complex”) are allocated across the RidgeWorth Complex based upon relative net assets or another appropriate basis. As of June 30, 2008, the Trust represented 0.22% of net assets of the RidgeWorth Complex.
Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid each calendar quarter by the Funds. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. However, to the extent that net realized capital gains can be offset by capital loss carryovers, such gains will not be distributed.
Federal Income Taxes — It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized gains sufficient to relieve it from all, or substantially all, federal income taxes.
The Trust has adopted FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes“ (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely- than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities. The Funds are subject to federal and various state jurisdictions for income tax purposes. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past four fiscal years, no examinations are in progress or anticipated at this time. The adoption of FIN 48 did not impact the Trust’s net assets or results of operations.
The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.
3. Agreements and Other Transactions with Affiliates
Investment Advisory Agreement — The Trust and RidgeWorth Capital Management, Inc. (Trusco Capital Management, Inc. changed its name to RidgeWorth Capital Management, Inc. effective March 31, 2008) (the “Investment Adviser”), a wholly-owned subsidiary of SunTrust Banks, Inc., have entered into an advisory agreement. Also effective March 31, 2008, the Investment Adviser created new wholly-owned subsidiaries, which serve as investment subadvisers (the “Subadvisers”) to certain funds. The Subadvisers are staffed with the same portfolio management teams that previously managed the Funds. The subadvisers for the Funds are as follows: Ceredex Value Advisors LLC serves as the Subadviser for the Large Cap Value Equity Fund and Small Cap Value Equity Fund. IronOak Advisors LLC serves as the Subadviser for the Large Cap Core Equity Fund and Mid-Cap Core Equity Fund. Silvant Capital Management LLC serves as the Subadviser for the Large Cap Growth Stock Fund.

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH VARIABLE TRUST June 30, 2008
(Unaudited)
Under the terms of the agreement, the Funds are charged annual advisory fees which are computed daily and paid monthly based upon average daily net assets. Breakpoints are used in computing the overall annual advisory fee. The maximum annual advisory fee is charged on average daily net assets of each Fund up to $500 million. A discount of 5% applies on the next $500 million, and a discount of 10% applies on amounts over $1 billion. Aggregate advisory fee rates for the period ended June 30, 2008 were as follows:

	Maximum and	Advisory Fees
	Overall Annual	Waived or	Net Annual
	Advisory Fee (%)	Reimbursed (%)	Fees Paid (%)*
Large Cap Core Equity Fund	0.85	(0.23)	0.62
Large Cap Growth Stock Fund	0.97	(0.26)	0.71
Large Cap Value Equity Fund	0.80	(0.14)	0.66
Mid-Cap Core Equity Fund	1.00	(0.38)	0.62
Small Cap Value Equity Fund	1.15	(0.35)	0.80

*	Aggregate annual fees paid to the Investment Adviser, who pays a portion of the fees to each Fund’s respective subadviser.
The Investment Adviser has contractually agreed, until at least May 1, 2009, to waive fees and/or reimburse each Fund to the extent necessary to maintain each Fund’s Total Operating Expenses, expressed as a percentage of average daily net assets, as noted below:

	Total Operating Expenses (%)	Total Operating Expenses (%)
	01/01/08 - 04/30/08	05/01/08 - 06/30/08
Large Cap Core Equity Fund	1.00	1.00
Large Cap Growth Stock Fund	1.05	1.00
Large Cap Value Equity Fund	0.95	0.95
Mid-Cap Core Equity Fund	1.10	1.10
Small Cap Value Equity Fund	1.20	1.20
Under the Expense Limitation Agreements, the Investment Adviser may retain the difference between the Total Operating Expenses identified above and the actual total expense to recapture any of its prior contractual waivers or reimbursements at a date not to exceed three years from the date of the corresponding Expense Limitation Agreement. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the annualized total expense ratio to exceed the limits on Total Operating Expenses in place at that time. During the period ended June 30, 2008, the Investment Adviser did not recapture any of its prior contractual waivers or reimbursements. The Investment Adviser does not intend to recapture such amounts. As of June 30, 2008, the cumulative potential reimbursement based on reimbursements within three years from the date of the corresponding Expense Limitation Agreement (until May 1, 2011), as reduced by amounts forfeited during the period, are as follows (in thousands):

Amount ($)
Large Cap Core Equity Fund	74
Large Cap Growth Stock Fund	172
Large Cap Value Equity Fund	120
Mid-Cap Core Equity Fund	99
Small Cap Value Equity Fund	162
Administration, Fund Accounting and Transfer Agency Agreement — The Trust has entered into a Master Services Agreement with Citi Fund Services Ohio, Inc. (the “Administrator”), under which the Administrator provides administrative, fund accounting, transfer agent and shareholder services for an annual fee, calculated and paid monthly (expressed as a percentage of the combined average daily net assets of the RidgeWorth Complex) of: 0.0275% up to $25 billion, 0.0225% on the next $5 billion and 0.0175% for over $30 billion, plus an additional class fee of $2,714 per class annually, applicable to each additional class of shares over 145 classes of shares.
The Master Services Agreement provides for the Administrator to pay certain insurance premiums for the RidgeWorth Complex, including $300,000 toward the premium for Directors and Officers Liability/Errors and Omissions insurance coverage, and $25,000 toward the premium for Fidelity Bond coverage. The Administrator has agreed, under the terms of the Master Services Agreement, to pay certain legal expenses for the benefit of the RidgeWorth Complex relating to administrative service matters. The Master Services Agreement further provides for the Administrator to waive a portion of its fees for the benefit of shareholders. Such payments and fee waivers are expected to total approximately $400,000 to $650,000 annually for the RidgeWorth Complex, and will not be recouped by the Administrator in subsequent years.

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH VARIABLE TRUST June 30, 2008
(Unaudited)
Distribution Agreement — The Trust and Foreside Distribution Services, L.P. (the “Distributor”) are parties to a Distribution Agreement. The Distributor receives an annual fee of $37,500, which will be borne by the Investment Adviser, for the services it performs pursuant to the Distribution Agreement.
Effective August 20, 2008, RidgeWorth Distributors LLC became the distributor to the Trust. The new agreement is identical to the current distribution agreement with the Distributor except for the parties, the dates of the agreements and the provisions regarding compensation and termination.
Custodian Agreements — SunTrust Bank acts as custodian for the Funds. The Funds pay custody fees on the basis of their respective net assets and transaction costs.
Other — Certain officers of the RidgeWorth Complex are also employees of the Investment Adviser and/or the Administrator. Such officers receive no fees from the Trust for serving as officers of the Trust. Each of the trustees receives an annual retainer and an additional fee for each meeting attended, plus reimbursement for certain expenses incurred. Trustees receive an additional fee for attendance at committee meetings. As of June 30, 2008, the retainer and meeting fees are as follows:

	Chairman ($)	Trustee ($)
Annual Retainer	75,000	60,000
Regular Meeting Fee	8,750	7,000
Special Meeting Fee	4,375	3,500
Committee Meeting Fee	4,500	3,000
The Trust approved a deferred compensation plan for its trustees, effective January 1, 2007. Under the plan, a trustee may elect to defer all or a portion of his or her compensation. Amounts deferred are retained by the Trust, and the value of such deferred amounts is determined by reference to the change in value of Class I Shares of one or more series of the RidgeWorth Funds as specified by the trustee. Benefits under the deferred compensation plan are payable upon retirement. On May 20, 2008, the Board approved the termination of the deferred compensation plan.
The Investment Adviser provides services to the RidgeWorth Complex to ensure compliance with applicable laws and regulations. The Investment Adviser has designated a dedicated compliance staff and an employee to serve as Chief Compliance Officer. The Investment Adviser receives an annual fee totaling $775,000 for these services. In addition, the Administrator provides an employee and staff to assist the Chief Compliance Officer for the RidgeWorth Complex, including providing certain related services, and receives an annual fee of $156,750 for providing these services. The fees above are allocated based on average daily net assets of the RidgeWorth Complex and are reflected on the Statements of Operations as “Compliance Service Fees”.
4. Investment Transactions
The cost of security purchases and the proceeds from sales and maturities of securities, excluding short-term investments and U.S. government securities, for the period ended June 30, 2008, were as follows (in thousands):

	Purchases ($)	Sales and Maturities ($)
Large Cap Core Equity Fund	6,775	7,083
Large Cap Growth Stock Fund	13,197	17,476
Large Cap Value Equity Fund	16,842	18,076
Mid-Cap Core Equity Fund	1,767	2,712
Small Cap Value Equity Fund	5,207	5,762

NOTES TO FINANCIAL STATEMENTS (concluded)
RIDGEWORTH VARIABLE TRUST June 30, 2008
(Unaudited)
5. Federal Tax Information
As of June 30, 2008, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were different from amounts reported for financial reporting purposes. These differences were generally due to losses on wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for securities held by the Funds as of June 30, 2008 were as follows (in thousands):

		Tax		Net Tax Unrealized
		Unrealized	Tax Unrealized	Appreciation/
	Tax Cost ($)	Appreciation ($)	(Depreciation) ($)	(Depreciation) ($)
Large Cap Core Equity Fund	10,452	1,461	(840)	621
Large Cap Growth Stock Fund	26,810	4,189	(1,146)	3,043
Large Cap Value Equity Fund	25,860	1,785	(2,629)	(844)
Mid-Cap Core Equity Fund	8,356	1,276	(713)	563
Small Cap Value Equity Fund	20,812	1,158	(2,406)	(1,248)
The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2007 was as follows (in thousands):

	Distributions Paid From
	Net Investment	Net Long Term	Total Distributions
	Income ($)	Capital Gains ($)	Paid ($)
Large Cap Core Equity Fund	390	668	1,058
Large Cap Growth Stock Fund	462	1,739	2,201
Large Cap Value Equity Fund	528	—	528
Mid-Cap Core Equity Fund	179	1,530	1,709
Small Cap Value Equity Fund	1,199	3,441	4,640
As of December 31, 2007, the components of accumulated earnings (deficit) on a tax basis were as follows (in thousands):

	Undistributed			Accumulated		Total
		Long Term		Capital and	Unrealized	Accumulated
	Ordinary	Capital Gains	Accumulated	Other Losses	Appreciation/	Earnings
	Income ($)	($)	Earnings ($)	($)	(Depreciation) ($)*	(Deficit) ($)
Large Cap Core Equity Fund	380	760	1,140	(271)	1,742	2,611
Large Cap Growth Stock Fund	298	3,637	3,935	—	7,442	11,377
Large Cap Value Equity Fund	119	2,146	2,265	—	1,849	4,114
Mid-Cap Core Equity Fund	371	502	873	—	1,399	2,272
Small Cap Value Equity Fund	1,583	3,262	4,845	—	(222)	4,623

During the year ended December 31, 2007, the Large Cap Value Equity Fund utilized $2,716 in capital loss carry forwards, in thousands. Net Capital Losses incurred after October 31, and within the taxable year are deemed to arise as of the first business day of the Funds’ next taxable year. The Large Cap Core Equity Fund has incurred and will elect to defer $271 in capital losses, in thousands.

*	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales and the return of capital adjustments from real estate investment trusts.
Amounts designated as “—” are $0 or have been rounded to $0.

TRUSTEES AND OFFICERS OF THE RIDGEWORTH VARIABLE TRUST
RIDGEWORTH VARIABLE TRUST June 30, 2008
(Unaudited)
Information pertaining to the trustees of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.”

		Term of
Name, Business Address,	Position	Office and		Number of
State of Residence and	Held With	Length of Time	Principal Occupation(s)	Portfolios in Fund	Other Directorships
Date of Birth	Trust	Served	During the Past 5 Years	Complex Overseen	Held

INDEPENDENT TRUSTEES:

Jeffrey M. Biggar 3435 Stelzer Road Columbus, OH 43219 (Ohio) DOB 02/50	Trustee	Indefinite; since January 2007	Retired. Chief Executive Officer and Senior Managing Director, Sterling (National City Corp.) (2002-2006)	57	None

George C. Guynn 3435 Stelzer Road Columbus, OH 43219 (Georgia) DOB 12/42	Trustee	Indefinite; since January 2008	Retired. President (1996-October 2006) and Chief Executive Officer (1995-October 2006) Federal Reserve Bank of Atlanta	57	Genuine Parts Company; Oxford Industries; John Weiland Homes and Neighborhoods

Sidney E. Harris 3435 Stelzer Road Columbus, OH 43219 (Georgia) DOB 07/49	Trustee	Indefinite; since November 2004	Professor (since 1997) and Dean (1997-2004), J. Mack Robinson College of Business, Georgia State University.	57	ServiceMaster Company; Total System Services, Inc.

Warren Y. Jobe 3435 Stelzer Road Columbus, OH 43219 (Georgia) DOB 11/40	Trustee	Indefinite; since November 2004	Retired. Executive Vice President, Georgia Power Company and Senior Vice President, Southern Company (1998-2001)	57	WellPoint, Inc.; UniSource Energy Corp.; HomeBanc Corp.

Connie D. McDaniel 3435 Stelzer Road Columbus, OH 43219 (Georgia) DOB 04/58	Trustee	Indefinite; since May 2005	Vice President Global Finance Transformation (since 2007), Vice President and Controller (1999- 2007), The Coca-Cola Company	57	None

Clarence H. Ridley 3435 Stelzer Road Columbus, OH 43219 (Georgia) DOB 06/42	Trustee	Indefinite; since November 2001	Chairman, Haverty Furniture Companies	57	Crawford & Co.; Haverty Furniture Companies

Charles D. Winslow 3435 Stelzer Road Columbus, OH 43219 (Florida) DOB 07/35	Trustee	Indefinite; since November 2004	Retired. Formerly Partner, Accenture (consulting)	57	None

TRUSTEES AND OFFICERS OF THE RIDGEWORTH VARIABLE TRUST (concluded)
RIDGEWORTH VARIABLE TRUST June 30, 2008
(Unaudited)

Term of
Name, Address and	Position(s) Held	Office and Length
Date of Birth	with Trust	of Time Served	Principal Occupation(s) During the Past 5 Years

OFFICERS:

Julia Short 50 Hurt Plaza Suite 1400 Atlanta, GA 30303 DOB 11/72	President and Chief Executive Officer	One-year: since July 2007	Managing Director, Product Manager, RidgeWorth Capital Management, Inc. (since 2004); Relationship Manager, SEI Investments (Financial Services) (1994- 2004)

Diana Hanlin 50 Hurt Plaza Suite 1400 Atlanta, GA 30303 DOB 05/67	Vice President; Deputy Chief Compliance Officer	One-year; since June 2008	Director, RidgeWorth Capital Management, Inc. (since May 2008); Employee of BB&T Asset Management, Inc. (2007-2008); Employee of BISYS Fund Services Ohio, Inc. (1996-2007)

Martin R. Dean 3435 Stelzer Road Columbus, OH 43219 DOB 11/63	Treasurer; Chief Financial Officer; Chief Accounting Officer	One-year; since March 2007	Senior Vice President (since January 2008), Financial Administration, Vice President (1994 — January 2008) Citi Fund Services Ohio, Inc.

Cynthia J. Surprise 3435 Stelzer Road Columbus, OH 43219 DOB 07/46	Secretary and Chief Legal Officer	One-year; since February 2005	Senior Vice President, Regulatory Administration, Citi Fund Services Ohio, Inc. (since 2004); Director and Counsel, Investors Bank & Trust Company (1999-2004)

Kerry Reilly 3435 Stelzer Road Columbus, OH 43219 DOB 07/65	Assistant Secretary from June 2004 to May 2005, employee CitiStreet LLC; from June 1987 through October 2001, employee of Fidelity Investments.	One-year; since February 2008	Vice President (since January 2008), Counsel (since July 2007), Assistant Counsel (January 2006-June 2007) Legal Services, Citi Fund Services Ohio, Inc.
The Trust’s Statement of Additional Information includes additional information about the Trust’s trustees and officers. To request your free copy of the Statement of Additional Information, call toll free 1-888-784-3863.

ADDITIONAL INFORMATION
RIDGEWORTH VARIABLE TRUST June 30, 2008
(Unaudited)
Expense Examples
As a shareholder of the RidgeWorth Variable Trust, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the RidgeWorth Variable Trust and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 through June 30, 2008.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

			Expenses Paid	Expense Ratio
	Beginning Account	Ending Account	During Period*	During Period**
	Value	Value	01/01/08-	01/01/08-
	01/01/08 ($)	06/30/08 ($)	06/30/08 ($)	06/30/08 (%)
Large Cap Core Equity Fund	1,000.00	866.10	4.64	1.00
Large Cap Growth Stock Fund	1,000.00	874.80	4.85	1.04
Large Cap Value Equity Fund	1,000.00	872.00	4.42	0.95
Mid-Cap Core Equity Fund	1,000.00	907.10	5.22	1.10
Small Cap Value Equity Fund	1,000.00	889.40	5.64	1.20
Hypothetical Example
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid	Expense Ratio
	Beginning	Ending	During Period*	During Period**
	Account Value	Account Value	01/01/08-	01/01/08-
	01/01/08 ($)	06/30/08 ($)	06/30/08 ($)	06/30/08 (%)
Large Cap Core Equity Fund	1,000.00	1,019.89	5.02	1.00
Large Cap Growth Stock Fund	1,000.00	1,019.69	5.22	1.04
Large Cap Value Equity Fund	1,000.00	1,020.14	4.77	0.95
Mid-Cap Core Equity Fund	1,000.00	1,019.39	5.52	1.10
Small Cap Value Equity Fund	1,000.00	1,018.90	6.02	1.20

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year dividend by the number of days in the fiscal year.

**	Annualized.

ADDITIONAL INFORMATION (concluded)
RIDGEWORTH VARIABLE TRUST June 30, 2008
(Unaudited)
Proxy Voting
Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-784-3863. The information is also included in the Funds’ Statement of Additional Information, which is available on the Funds’ website at www.ridgeworthfunds.com, and on the Securities and Exchange Commission’s website at www.sec.gov.
Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds’ website at www.ridgeworthfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.
Portfolio Holdings Information
The Funds file a complete list of their portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the Securities and Exchange Commissions website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-202-551-8090.

Investment Adviser:
RidgeWorth Investments
50 Hurt Plaza, Suite 1400
Atlanta, GA 30303
ridgeworth.com
Investment Subadvisers:
Ceredex Value Advisors LLC
Lincoln Plaza
300 South Orange Avenue
Orlando, FL 32801
ceredexvalue.com
IronOak Advisors LLC
919 East Main Street, 15th Floor
Richmond, VA 23219
ironoakadvisors.com
Silvant Capital Management LLC
50 Hurt Plaza, Suite 1500
Atlanta, GA 30303
silvantcapital.com
This information must be preceded or accompanied by a current prospectus for each Fund described. An investor should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information about RidgeWorth Variable Trust can be found in the Fund’s prospectus. For additional information, please call 1-888-784-3863, or visit www.ridgeworthfunds.com. Please read the prospectus carefully before investing.
Distributor:
RidgeWorth Distributors LLC

NOT FDIC Insured • No Bank Guarantee • May Lose Value
RFSAR-VT-0608
8/08

Item 2. Code of Ethics.
Not applicable — only for annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable — only for annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable — only for annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)
Not applicable — Only effective for annual reports.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RidgeWorth Variable Trust
By (Signature and Title)*	/s/ Martin R. Dean
Martin R. Dean, Treasurer, RidgeWorth Variable Trust
Date August 29, 2008
      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Martin R. Dean
Martin R. Dean, Treasurer, RidgeWorth Variable Trust

Date August 29, 2008

By (Signature and Title)*	/s/ Julia Short
Julia Short, President, RidgeWorth Variable Trust
Date September 2, 2008

*	Print the name and title of each signing officer under his or her signature.